UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERD MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
with a copy to:
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Registrant’s telephone number, including area code:	800-267-7400
Date of fiscal year end:	March 31
Date of reporting period:	July 1, 2020 to June 30, 2021

Item 1.  Proxy Voting Record.

OTG Latin America Fund

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 AFYA LIMITED                                                                                Agenda Number:  935299986
--------------------------------------------------------------------------------------------------------------------------
    Security:  G01125106                                                             Meeting Type:  Annual
      Ticker:  AFYA                                                                  Meeting Date:  09-Dec-2020
        ISIN:  KYG011251066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO RESOLVE, AS AN ORDINARY RESOLUTION, THAT THE           Mgmt          For                            For
       COMPANY'S FINANCIAL STATEMENTS AND THE AUDITOR'S
       REPORT FOR THE FISCAL YEAR ENDED 31 DECEMBER, 2019, BE
       APPROVED AND RATIFIED.

2.     TO RE-ELECT THE BELOW NOMINEES AS DIRECTORS OF THE        Mgmt          For                            For
       COMPANY, EACH TO SERVE FOR A TWO YEAR TERM, OR UNTIL
       SUCH PERSON RESIGNS OR IS REMOVED IN ACCORDANCE WITH
       THE TERMS OF THE MEMORANDUM AND ARTICLES OF
       ASSOCIATION OF THE COMPANY: JOÃO PAULO SEIBEL DE
       FARIA, VANESSA CLARO LOPES, FLÁVIO DIAS FONSECA DA
       SILVA, MIGUEL FILISBINO PEREIRA DE PAULA, DAULINS RENI
       EMILIO.

--------------------------------------------------------------------------------------------------------------------------
 AMBEV S.A.                                                                                  Agenda Number:  935401872
--------------------------------------------------------------------------------------------------------------------------
    Security:  02319V103                                                             Meeting Type:  Special
      Ticker:  ABEV                                                                  Meeting Date:  29-Apr-2021
        ISIN:  US02319V1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     To analyze and approve the management accounts, with      Mgmt          No vote
       examination, discussion and voting on the financial
       statements related to the fiscal year ended December
       31, 2020.

O2     To resolve on the allocation of the net profits for       Mgmt          No vote
       the fiscal year ended December 31, 2020 and
       ratification of the payments of interest on own
       capital and dividends related to the fiscal year ended
       December 31, 2020, approved by the Board of Directors
       at the meetings held, respectively, on December 9 and
       December 21, 2020.

O3A    Controller Slate - Fiscal Council: José Ronaldo Vilela    Mgmt          No vote
       Rezende, Elidie Palma Bifano, Emanuel Sotelino
       Schifferle (Alternate) Eduardo Rogatto Luque
       (Alternate). You can only vote in favor of either 3A
       or 3B.

O3B    Separate Election of the fiscal council - Candidates      Mgmt          No vote
       nominated by minority shareholders: Vinicius Balbino
       Bouhid, Carlos Tersandro Fonseca Adeodato (Alternate).
       You can only vote in favor of either 3A or 3B.

O4     To determine the managers' overall compensation for       Mgmt          No vote
       the year of 2021, in the annual amount of up to R$
       123,529,137.63, including expenses related to the
       recognition of the fair amount of (x) the stock
       options that the Company intends to grant in the
       fiscal year, and (y) the compensation based on shares
       that the Company intends to execute in the fiscal
       year.

O5     To determine the overall compensation of the Fiscal       Mgmt          No vote
       Council's members for the year of 2021, in the annual
       amount of up to R$ 1,845,504.00, with alternate
       members' compensation corresponding to half of the
       amount received by the effective members, in
       accordance with the Management Proposal.

E1     To approve the amendment of the heading of article 2      Mgmt          No vote
       of the Bylaws to reflect the change in the management
       body responsible for deciding on the opening,
       maintenance and closure of branches, offices, deposits
       or representation agencies of the Company, according
       to Exhibit B.I of the Management Proposal.

E2     To approve the amendment of items "b", "h", "i" and       Mgmt          No vote
       "m" and include items "o" and "p", all of article 3 of
       the Bylaws, to detail in the corporate purpose
       ancillary activities to the Company's main activities,
       according to Exhibit B.i of the Management Proposal.

E3     To approve the amendment of the heading of article 5      Mgmt          No vote
       of the Bylaws in order to reflect the capital
       increases approved by the Board of Directors, within
       the authorized capital limit until the date of the
       Shareholders' Meeting, according to Exhibit B.I of the
       Management Proposal.

E4     To approve the amendment of item "s" of article 21 of     Mgmt          No vote
       the Bylaws in order to specify the competence of the
       Board of Directors to decide on the participation of
       the Company in other companies and ventures, according
       to Exhibit B.I of the Management Proposal.

E5     In view of the proposed amendments to the Bylaws          Mgmt          No vote
       described above, to approve the consolidation of the
       Company's Bylaws, according to the Management
       Proposal.

--------------------------------------------------------------------------------------------------------------------------
 BANCO BRADESCO S A                                                                          Agenda Number:  935337964
--------------------------------------------------------------------------------------------------------------------------
    Security:  059460303                                                             Meeting Type:  Annual
      Ticker:  BBD                                                                   Meeting Date:  10-Mar-2021
        ISIN:  US0594603039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

3.     Election of the Fiscal Council: Candidates appointed      Mgmt          For                            For
       by preferred shareholders - Separate election;
       Cristiana Pereira / Ava Cohn.

--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER, S.A.                                                                       Agenda Number:  935278792
--------------------------------------------------------------------------------------------------------------------------
    Security:  05964H105                                                             Meeting Type:  Special
      Ticker:  SAN                                                                   Meeting Date:  27-Oct-2020
        ISIN:  US05964H1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolution 1                                              Mgmt          For                            For

2A     Resolution 2A                                             Mgmt          For                            For

2B     Resolution 2B                                             Mgmt          For                            For

3A     Resolution 3A                                             Mgmt          For                            For

3B     Resolution 3B                                             Mgmt          For                            For

4      Resolution 4                                              Mgmt          For                            For

5      Resolution 5                                              Mgmt          For                            For

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 BANK OF AMERICA CORPORATION                                                                 Agenda Number:  935345670
--------------------------------------------------------------------------------------------------------------------------
    Security:  060505104                                                             Meeting Type:  Annual
      Ticker:  BAC                                                                   Meeting Date:  20-Apr-2021
        ISIN:  US0605051046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Sharon L. Allen                     Mgmt          For                            For

1B.    Election of Director: Susan S. Bies                       Mgmt          For                            For

1C.    Election of Director: Frank P. Bramble, Sr.               Mgmt          For                            For

1D.    Election of Director: Pierre J.P. de Weck                 Mgmt          For                            For

1E.    Election of Director: Arnold W. Donald                    Mgmt          For                            For

1F.    Election of Director: Linda P. Hudson                     Mgmt          For                            For

1G.    Election of Director: Monica C. Lozano                    Mgmt          For                            For

1H.    Election of Director: Thomas J. May                       Mgmt          For                            For

1I.    Election of Director: Brian T. Moynihan                   Mgmt          For                            For

1J.    Election of Director: Lionel L. Nowell III                Mgmt          For                            For

1K.    Election of Director: Denise L. Ramos                     Mgmt          For                            For

1L.    Election of Director: Clayton S. Rose                     Mgmt          For                            For

1M.    Election of Director: Michael D. White                    Mgmt          For                            For

1N.    Election of Director: Thomas D. Woods                     Mgmt          For                            For

1O.    Election of Director: R. David Yost                       Mgmt          For                            For

1P.    Election of Director: Maria T. Zuber                      Mgmt          For                            For

2.     Approving our executive compensation (an advisory,        Mgmt          For                            For
       nonbinding "Say on Pay" resolution).

3.     Ratifying the appointment of our independent              Mgmt          For                            For
       registered public accounting firm for 2021.

4.     Amending and restating the Bank of America Corporation    Mgmt          For                            For
       Key Employee Equity Plan.

5.     Shareholder proposal requesting amendments to our         Shr           Against                        For
       proxy access by law.

6.     Shareholder proposal requesting amendments to allow       Shr           Against                        For
       shareholders to act by written consent.

7.     Shareholder proposal requesting a change in               Shr           Against                        For
       organizational form.

8.     Shareholder proposal requesting a racial equity audit.    Shr           Against                        For

--------------------------------------------------------------------------------------------------------------------------
 BRF S.A.                                                                                    Agenda Number:  935386664
--------------------------------------------------------------------------------------------------------------------------
    Security:  10552T107                                                             Meeting Type:  Annual
      Ticker:  BRFS                                                                  Meeting Date:  27-Apr-2021
        ISIN:  US10552T1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     To approve the management's accounts and financial        Mgmt          For                            For
       statements of the Company related to the fiscal year
       ended on December 31, 2020, including the absorption
       of the profit of such year by the balance of
       accumulated losses.

O2     To set the annual global compensation for the year        Mgmt          For                            For
       2021 for the Company's Managers (Board of Directors
       and Board of Officers) in ...(due to space limits, see
       proxy material for full proposal).

O3A    Election of member of the Fiscal Council: Attilio         Mgmt          For                            For
       Guaspari (Effective) / Marcus Vinicius Dias Severini
       (Alternate)

O3B    Election of member of the Fiscal Council: Maria Paula     Mgmt          For                            For
       Soares Aranha (Effective) / Mônica Hojaij Carvalho
       Molina (Alternate)

O3C    Election of member of the Fiscal Council: André           Mgmt          For                            For
       Vicentini (Effective) / Valdecyr Maciel Gomes
       (Alternate)

O4     To set the compensation for the fiscal year 2020 for      Mgmt          For                            For
       the effective members of the Fiscal Council in an
       amount corresponding to 10% (ten percent) of the
       average amount of the compensation attributed to the
       Company's Officers (excluding benefits, sums of
       representation and profit sharing), pursuant to
       article 162, paragraph 3, of Law no. 6.404/1976.

E1     To amend article 3 of the Company's Bylaws, in order      Mgmt          For                            For
       to include, in the corporate purpose, the (i)
       manufacture by its own or on ...(due to space limits,
       see proxy material for full proposal).

E2     To amend Article 33 of the Company's Bylaws, in order     Mgmt          For                            For
       to (1) establish that the Coordinator of the Audit and
       Integrity ...(due to space limits, see proxy material
       for full proposal).

E3     Consolidate the Company's Bylaws with the approved        Mgmt          For                            For
       changes.

E4A    Exclude the concepts of "Parity Actions", "Total          Mgmt          For                            For
       Shareholder Return - TSR" and "Funds Committed", and,
       therefore change items 1.1, 5.3, 5.3.1 and 7.1 and
       exclude items 5.3.2 and 7.2 of the Restricted Stocks
       Plan.

E4B    Insert the possibility for the Company, at its sole       Mgmt          For                            For
       discretion and subject to any restrictions and
       procedures provided for in the applicable legislation
       and regulation, to grant restricted shares in the form
       of American Depositary Receipts - ADRs, with the
       consequent inclusion of a new item 6.2 in the
       Restricted Stocks Plan.

E4C    Consolidate the competence of the Board of Directors      Mgmt          For                            For
       to establish the effects of the Beneficiary's
       termination in relation to "Restricted Stock Not Fully
       Acquired", with the consequent amendment of item 8.1
       and the exclusion of the current items 8.2 and 8.3 of
       the Restricted Stocks Plan.

E4D    Implement wording adjustments, without material           Mgmt          For                            For
       alteration of content, with the consequent alteration
       of items 1.1 (concepts of "Restricted Stock Not Fully
       Acquired" and "Committee"), 2.1, 3.1, 3.2, 4.1,
       4.2(d), 4.3, 6.1, 7.3, 7.4, 10.2 and 10.3 and the
       exclusion of the current item 6.2 of the Restricted
       Stocks Plan.

--------------------------------------------------------------------------------------------------------------------------
 CITIGROUP INC.                                                                              Agenda Number:  935349515
--------------------------------------------------------------------------------------------------------------------------
    Security:  172967424                                                             Meeting Type:  Annual
      Ticker:  C                                                                     Meeting Date:  27-Apr-2021
        ISIN:  US1729674242
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Ellen M. Costello                   Mgmt          For                            For

1B.    Election of Director: Grace E. Dailey                     Mgmt          For                            For

1C.    Election of Director: Barbara J. Desoer                   Mgmt          For                            For

1D.    Election of Director: John C. Dugan                       Mgmt          For                            For

1E.    Election of Director: Jane N. Fraser                      Mgmt          For                            For

1F.    Election of Director: Duncan P. Hennes                    Mgmt          For                            For

1G.    Election of Director: Peter B. Henry                      Mgmt          For                            For

1H.    Election of Director: S. Leslie Ireland                   Mgmt          For                            For

1I.    Election of Director: Lew W. (Jay) Jacobs, IV             Mgmt          For                            For

1J.    Election of Director: Renée J. James                      Mgmt          For                            For

1K.    Election of Director: Gary M. Reiner                      Mgmt          For                            For

1L.    Election of Director: Diana L. Taylor                     Mgmt          For                            For

1M.    Election of Director: James S. Turley                     Mgmt          For                            For

1N.    Election of Director: Deborah C. Wright                   Mgmt          For                            For

1O.    Election of Director: Alexander R. Wynaendts              Mgmt          For                            For

1P.    Election of Director: Ernesto Zedillo Ponce de Leon       Mgmt          For                            For

2.     Proposal to ratify the selection of KPMG LLP as Citi's    Mgmt          For                            For
       independent registered public accounting firm for
       2021.

3.     Advisory vote to approve Citi's 2020 Executive            Mgmt          For                            For
       Compensation.

4.     Approval of additional authorized shares under the        Mgmt          For                            For
       Citigroup 2019 Stock Incentive Plan.

5.     Stockholder proposal requesting an amendment to Citi's    Shr           Against                        For
       proxy access by-law provisions pertaining to the
       aggregation limit.

6.     Stockholder proposal requesting an Independent Board      Shr           Against                        For
       Chairman.

7.     Stockholder proposal requesting non-management            Shr           Against                        For
       employees on director nominee candidate lists.

8.     Stockholder proposal requesting a report disclosing       Shr           Against                        For
       information regarding Citi's lobbying payments,
       policies and activities.

9.     Stockholder proposal requesting a racial equity audit     Shr           Against                        For
       analyzing Citi's adverse impacts on nonwhite
       stakeholders and communities of color.

10.    Stockholder proposal requesting that the Board approve    Shr           Against                        For
       an amendment to Citi's Certificate of Incorporation to
       become a Public Benefit Corporation and to submit the
       proposed amendment to stockholders for approval.

--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA BRASILEIRA DE DISTRIBUICAO                                                        Agenda Number:  935317633
--------------------------------------------------------------------------------------------------------------------------
    Security:  20440T300                                                             Meeting Type:  Special
      Ticker:  CBD                                                                   Meeting Date:  31-Dec-2020
        ISIN:  US20440T3005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ratify the appraisal firm's appointment and               Mgmt          No vote
       contracting of Magalhães Andrade S/S Auditores
       Independentes, enrolled with CNPJ/ME under No.
       62.657.242/0001-00 ("Appraisal Firm"), for the
       evaluation of the spun-off portion of Sendas
       Distribuidora S.A., enrolled with CNPJ/ME under No.
       06.057.223/0001-71 ("Sendas") to be merged into the
       Company ("Sendas's Spun-off Portion").

2.     Approve Sendas' Spun-off Portion appraisal report         Mgmt          No vote
       prepared by Appraisal Firm.

3.     Ratify the signature of the "Partial Spin-off Protocol    Mgmt          No vote
       of Sendas Sendas with the Merger of the Spun-off
       Portion into the Company"("Sendas' Protocol").

4.     Approve the merger of the Sendas' Spun-off Portion        Mgmt          No vote
       into the Company, as well as other procedures set
       forth in the Sendas'Protocol, as per the terms of the
       Sendas's Protocol ("Sendas' Spin-off").

5.     Authorize the Company's Executive Board's members to      Mgmt          No vote
       undertake any necessary, useful and/or convenient acts
       deemed necessary for the implementation of the Sendas'
       Spin-off, as well as other procedures described in the
       Sendas' Protocol, as per the terms of the Sendas's
       Protocol

6.     Ratify the appointment and contracting of the             Mgmt          No vote
       Appraisal Firm for the evaluation of the spun-off
       portion of the Company to bemerged into Sendas ("CBD's
       Spun-off Portion").

7.     Approve the CBD's Spun-off Portion appraisal report       Mgmt          No vote
       prepared by Appraisal Firm.

8.     Ratify the signature of the "Partial Spin-off Protocol    Mgmt          No vote
       of the Company with the Merger of the Spun-off Portion
       into Sendas Sendas"("CBD's Protocol").

9.     Approve the Company's partial spin-off with the merger    Mgmt          No vote
       of the CBD's Spun-off Portion into Sendas, as well as
       other procedures set forth in the CBD's Protocol, as
       per the terms of the CBD's Protocol ("CBD's
       Spin-off").

10.    Authorize the Company's Executive Board's members to      Mgmt          No vote
       undertake any necessary, useful and/or convenient acts
       deemed necessary for the implementation of the CBD's
       Spin-off

11.    Approve the amendment to Article 4 of the Company's       Mgmt          No vote
       Bylaws as a result of the capital reduction resulting
       from the CBD's Spin-off, under the terms and
       conditions indicated in the CBD's Protocol, if
       approved, as well as to reflect the capital increase
       approved at the meeting of the Board of Directors of
       Company held on October 28, 2020.

12.    Approve the consolidation of the Company's Bylaws to      Mgmt          No vote
       include the abovementioned changes.

--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA BRASILEIRA DE DISTRIBUICAO                                                        Agenda Number:  935394584
--------------------------------------------------------------------------------------------------------------------------
    Security:  20440T300                                                             Meeting Type:  Annual
      Ticker:  CBD                                                                   Meeting Date:  28-Apr-2021
        ISIN:  US20440T3005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1)    Review of the management's accounts, as well as           Mgmt          For                            For
       examination, discussion and voting of the Company's
       management report and financial statements for the
       fiscal year ended December 31, 2020.

A2)    Resolve on the proposal for allocation of profit for      Mgmt          For                            For
       the fiscal year ended December 31, 2020.

A3)    Determination of the annual global compensation of the    Mgmt          For                            For
       Company's directors, officers and fiscal council, if
       shareholders require its installation.

E1)    Increase in the Company's Share Capital due to the        Mgmt          For                            For
       excess of profit reserves in relation to the share
       capital, without the issuance of new shares.

E2)    Amendment of the Company's bylaws to provide for the      Mgmt          For                            For
       granting of indemnity agreements to directors and
       officers.

E3)    Approval of the consolidation of the Company's Bylaws     Mgmt          For                            For
       in order to incorporate the above amendments.

O1)    If shareholders propose the installation of a fiscal      Mgmt          For                            For
       council, approval of the installation of a fiscal
       council for the year of 2021.

--------------------------------------------------------------------------------------------------------------------------
 CREDICORP LTD.                                                                              Agenda Number:  935273754
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2519Y108                                                             Meeting Type:  Special
      Ticker:  BAP                                                                   Meeting Date:  16-Oct-2020
        ISIN:  BMG2519Y1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Election of Director: Leslie Pierce Diez Canseco          Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 CREDICORP LTD.                                                                              Agenda Number:  935343739
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2519Y108                                                             Meeting Type:  Annual
      Ticker:  BAP                                                                   Meeting Date:  31-Mar-2021
        ISIN:  BMG2519Y1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To appoint the external auditors of the Company to        Mgmt          No vote
       perform such services for the 2021 financial year and
       to delegate the power to set and approve fees for such
       audit services to the Board of Directors (for further
       delegation to the Audit Committee thereof).

--------------------------------------------------------------------------------------------------------------------------
 GLOBANT S.A.                                                                                Agenda Number:  935345745
--------------------------------------------------------------------------------------------------------------------------
    Security:  L44385109                                                             Meeting Type:  Annual
      Ticker:  GLOB                                                                  Meeting Date:  02-Apr-2021
        ISIN:  LU0974299876
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     Approval of the consolidated accounts of the Company      Mgmt          No vote
       prepared under EU IFRS and IFRS as of and for the
       financial year ended December 31, 2020.

3.     Approval of the Company's annual accounts under LUX       Mgmt          No vote
       GAAP as of and for the financial year ended December
       31, 2020.

4.     Allocation of results for the financial year ended        Mgmt          No vote
       December 31, 2020.

5.     Vote on discharge (quitus) of the members of the Board    Mgmt          No vote
       of Directors for the proper exercise of their mandate
       during the financial year ended December 31, 2020.

6.     Approval of the cash and share based compensation         Mgmt          No vote
       payable to the non-executive members of the Board of
       Directors for the financial year ending on December
       31, 2021.

7.     Appointment of PricewaterhouseCoopers, Société            Mgmt          No vote
       coopérative as independent auditor for the annual
       accounts and the EU IFRS consolidated accounts of the
       Company for the financial year ending on December 31,
       2021.

8.     Appointment of Price Waterhouse & Co. S.R.L. as           Mgmt          No vote
       independent auditor for the IFRS consolidated accounts
       of the Company for the financial year ending on
       December 31, 2021.

9.     Re-appointment of Mr. Martín Migoya as member of the      Mgmt          No vote
       Board of Directors for a term ending on the date of
       the Annual General Meeting of Shareholders of the
       Company to be held in 2024.

10.    Re-appointment of Mr. Philip Odeen as member of the       Mgmt          No vote
       Board of Directors for a term ending on the date of
       the Annual General Meeting of Shareholders of the
       Company to be held in 2024.

11.    Re-appointment of Mr. Richard Haythornthwaite as          Mgmt          No vote
       member of the Board of Directors for a term ending on
       the date of the Annual General Meeting of Shareholders
       of the Company to be held in 2024.

12.    Appointment of Ms. Maria Pinelli as member of the         Mgmt          No vote
       Board of Directors for a term ending on the date of
       the Annual General Meeting of Shareholders of the
       Company to be held in 2022.

13.    Approval and ratification of the adoption and             Mgmt          No vote
       implementation of the Globant S.A. 2021 Employee Stock
       Purchase Plan.

--------------------------------------------------------------------------------------------------------------------------
 GRUPO SUPERVIELLE SA                                                                        Agenda Number:  935252407
--------------------------------------------------------------------------------------------------------------------------
    Security:  40054A108                                                             Meeting Type:  Annual
      Ticker:  SUPV                                                                  Meeting Date:  12-Aug-2020
        ISIN:  US40054A1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of two shareholders to sign the Minutes of    Mgmt          No vote
       the Shareholders' Meeting.

2.     Consideration of the resignation of a Director.           Mgmt          No vote
       Consideration of her performance.

3.     Consideration of the appointment of a Director to         Mgmt          No vote
       replace the resigning Board member.

4.     Authorizations.                                           Mgmt          No vote

--------------------------------------------------------------------------------------------------------------------------
 GRUPO SUPERVIELLE SA                                                                        Agenda Number:  935381979
--------------------------------------------------------------------------------------------------------------------------
    Security:  40054A108                                                             Meeting Type:  Annual
      Ticker:  SUPV                                                                  Meeting Date:  27-Apr-2021
        ISIN:  US40054A1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of two shareholders to sign the Minutes of    Mgmt          For                            For
       the Shareholders' Meeting.

2.     Consideration of the documentation required by section    Mgmt          For                            For
       234, subsection 1 of the Law No. 19,550, for the
       fiscal year ended December 31, 2020.

3.     Consideration of the performance of the Board of          Mgmt          For                            For
       Directors during the fiscal year ended December 31,
       2020.

4.     Consideration of the performance of the Supervisory       Mgmt          For                            For
       Committee during the fiscal year ended December 31,
       2020.

5.     Consideration of the remuneration to the Board of         Mgmt          For                            For
       Directors for the fiscal year ended December 31, 2020.

6.     Consideration of the remuneration to the Supervisory      Mgmt          For                            For
       Committee for the fiscal year ended December 31, 2020.

7.     Determination of the number of Regular and Alternate      Mgmt          For                            For
       Directors and, where appropriate, election thereof
       until the number fixed by the Shareholders' Meeting is
       completed.

8.     Appointment of members of the Supervisory Committee.      Mgmt          For                            For

9.     Allocation of the results of the fiscal year ended        Mgmt          For                            For
       December 31, 2020...(due to space limits, see proxy
       statement for full proposal).

10.    Consideration of the total or partial release of the      Mgmt          For                            For
       Voluntary Reserve created for the future distribution
       of dividends and / or delegation of powers to the
       Board of Directors to release totally or partially
       such Voluntary Reserve and to determine the
       opportunity, currency, term and other terms and
       conditions of the payment of dividends according to
       the scope of the delegation granted by the
       Shareholders' Meeting.

11.    Remuneration of the Certifying Accountant of the          Mgmt          For                            For
       financial statements for the fiscal year ended
       December 31, 2020.

12.    Appointment of Regular and Alternate Certifying           Mgmt          For                            For
       Accountants of the financial statements for the fiscal
       year to end December 31, 2021 and determination of
       their remuneration.

13.    Allocation of the budget to the Audit Committee in the    Mgmt          For                            For
       terms of section 110 of the Capital Markets Law No.
       26,831, to obtain legal advice and advice from other
       independent professional and hire their services.

14.    Consideration of the creation of a Global Program for     Mgmt          For                            For
       the Issuance of Simple, Short, Medium and/or Long-Term
       Negotiable Obligations, not convertible into shares,
       subordinated or not, with or without guarantee, to be
       issued in one or more classes and / or series for up
       to a maximum amount in circulation at any time during
       the term of the Program of US$ 50,000,000 or its
       equivalent in other currencies and / or units of value
       or measure (the "Program").

15.    Consideration of the authorization request for (a) the    Mgmt          For                            For
       creation of the Program and the public offering of the
       classes and / or series to be timely issued under the
       Program before the Argentine Securities Commission
       (the "CNV"); and (b) the listing and / or negotiation
       of the negotiable obligations issued under the Program
       before Bolsas y Mercados Argentinos S.A. ("BYMA")
       through the Buenos Aires Stock Exchange ("BCBA") and /
       or Mercado Abierto Electrónico S.A. ("MAE").

16.    Delegation of powers to the Board of Directors (with      Mgmt          For                            For
       powers to subdelegate to one or more of its members or
       to one or more officers of the Company)..(due to space
       limits, see proxy statement for full proposal).

17.    Amendment to the bylaws. Amendment and replacement of     Mgmt          For                            For
       Section Six Subsection c) and Section Eleventh, and
       incorporation of Section Fourteen bis.

18.    Authorizations.                                           Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 IRSA INVERSIONES Y REPRESENTACIONES S.A.                                                    Agenda Number:  935283868
--------------------------------------------------------------------------------------------------------------------------
    Security:  450047204                                                             Meeting Type:  Annual
      Ticker:  IRS                                                                   Meeting Date:  26-Oct-2020
        ISIN:  US4500472042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of two shareholders to sign the meetings'     Mgmt          For                            For
       minutes

2.     Consideration of documents contemplated in paragraph      Mgmt          For                            For
       1, Section 234, Law No. 19,550 for the fiscal year
       ended June 30, 2020.

3.     Allocation of net gain for the fiscal year ended June     Mgmt          For                            For
       30, 2020 for $11,649,829,387.15. Distribution of
       dividends in kind.

4.     Consideration of Board of Directors' performance for      Mgmt          For                            For
       the Fiscal Year ended June 30, 2020.

5.     Consideration of Supervisory Committee's performance      Mgmt          For                            For
       for the Fiscal Year ended June 30, 2020.

6.     Consideration of compensation payable to the Board of     Mgmt          For                            For
       Directors ($71,450,320, allocated sum) for the Fiscal
       Year ended June 30, 2020.

7.     Consideration of compensation payable to the              Mgmt          For                            For
       Supervisory Committee ($1,575,000, allocated sum) for
       the Fiscal Year ended June 30, 2020.

8.     Determination of number and appointment of regular        Mgmt          For                            For
       directors and alternate directors for a term of three
       fiscal years.

9.     Appointment of regular and alternate members of the       Mgmt          For                            For
       Supervisory Committee for a term of one fiscal year.

10.    Appointment of certifying accountant for the next         Mgmt          For                            For
       fiscal year.

11.    Consideration of the approval of compensation for         Mgmt          For                            For
       $23,498,908 payable to certifying accountant for the
       fiscal year ended June 30, 2020.

12.    Consideration of annual budget for implementation of      Mgmt          For                            For
       the audit committee's annual plan.

13.    Consideration of incentive plan for employees,            Mgmt          For                            For
       management, and directors, approved on the
       Shareholders Meeting held on October 30, 2019.
       Guidelines for the implementation of the plan that
       will be bonused to its beneficiaries, paying up the
       corresponding capital increase with reserves of the
       company according to Art. 68 of Law 26,831 of Capital
       Market.

14.    Authorization to carry out registration proceedings       Mgmt          For                            For
       relating to this shareholders' meeting before the
       Argentine securities commission and the general
       superintendence of corporations.

--------------------------------------------------------------------------------------------------------------------------
 IRSA PROPIEDADES COMERCIALES S A                                                            Agenda Number:  935283298
--------------------------------------------------------------------------------------------------------------------------
    Security:  463588103                                                             Meeting Type:  Annual
      Ticker:  IRCP                                                                  Meeting Date:  26-Oct-2020
        ISIN:  US4635881034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     Appointment of two shareholders to sign the meetings'     Mgmt          For                            For
       minutes.

2)     Consideration of documents contemplated in paragraph      Mgmt          For                            For
       1, Section 234, Law No. 19,550 for the fiscal year
       ended June 30, 2020.

3)     Consideration of the capital increase from the sum of     Mgmt          For                            For
       $126,014,050 to the sum of $54,292,118,050 through the
       capitalization of reserves and the consequential issue
       of shares for the amount of $54,166,104,000 to
       distribute among the shareholders in proportion of
       their ownership.

4)     Allocation of net gain for the fiscal year ended June     Mgmt          For                            For
       30, 2020 for $17,089,535,712 distribution of cash
       dividends in periodical installments for up to
       $9,700,000,000.

5)     Consideration of Board of Directors' performance for      Mgmt          For                            For
       the Fiscal Year ended June 30, 2020.

6)     Consideration of Supervisory Committee's performance      Mgmt          For                            For
       for the Fiscal Year ended June 30, 2020.

7)     Consideration of compensation payable to the Board of     Mgmt          For                            For
       Directors ($320,769,717, allocated sum) for the Fiscal
       Year ended June 30, 2020.

8)     Consideration of compensation payable to the              Mgmt          For                            For
       Supervisory Committee ($1,575,000, allocated sum) for
       the Fiscal Year ended June 30, 2020.

9)     Determination of number and appointment of regular        Mgmt          For                            For
       directors and alternate directors for a term of three
       fiscal years.

10)    Appointment of regular and alternate members of the       Mgmt          For                            For
       Supervisory Committee for a term of one fiscal year.

11)    Appointment of certifying accountant for the next         Mgmt          For                            For
       fiscal year.

12)    Approval of compensation for $28,770,129 payable to       Mgmt          For                            For
       certifying accountant for the fiscal year ended June
       30, 2020.

13)    Consideration of annual budget for implementation of      Mgmt          For                            For
       the audit committee's annual plan.

14)    Consideration of incentive plan for employees,            Mgmt          For                            For
       management and directors, approved on the Shareholders
       Meeting held on October 30, 2019. Application of 1% of
       the stock capital from the capitalization for released
       shares provided in Item 3 of this Agenda for the
       incentive plan according to Art. 68 of Law 26,831 of
       Capital Market.

15)    Consideration of the amendment of Article 6 of the        Mgmt          For                            For
       bylaws due to a change in the nominal value of the
       shares from the sum of $1 to the sum of $100.

16)    Authorization to carry out registration proceedings       Mgmt          For                            For
       relating to this shareholders' meeting before the
       Argentine securities commission and the general
       superintendence of corporations.

--------------------------------------------------------------------------------------------------------------------------
 MEDALLIA, INC.                                                                              Agenda Number:  935387779
--------------------------------------------------------------------------------------------------------------------------
    Security:  584021109                                                             Meeting Type:  Annual
      Ticker:  MDLA                                                                  Meeting Date:  28-May-2021
        ISIN:  US5840211099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class II Director: Leslie Kilgore             Mgmt          For                            For

1B.    Election of Class II Director: Stanley Meresman           Mgmt          For                            For

1C.    Election of Class II Director: Steven Walske              Mgmt          For                            For

2.     Ratification of the appointment of Ernst & Young LLP      Mgmt          For                            For
       as our independent registered public accounting firm
       for the fiscal year ending January 31, 2022.

3.     To approve, on an advisory basis, the compensation of     Mgmt          For                            For
       our named executive officers.

4.     To approve, on an advisory basis, the frequency of        Mgmt          1 Year                         For
       future stockholder advisory votes on the compensation
       of our named executive officers.

--------------------------------------------------------------------------------------------------------------------------
 MERCADOLIBRE, INC.                                                                          Agenda Number:  935420858
--------------------------------------------------------------------------------------------------------------------------
    Security:  58733R102                                                             Meeting Type:  Annual
      Ticker:  MELI                                                                  Meeting Date:  08-Jun-2021
        ISIN:  US58733R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Nicolás Galperin                                          Mgmt          For                            For
       Henrique Dubugras                                         Mgmt          For                            For

2.     To approve, on an advisory basis, the compensation of     Mgmt          For                            For
       our named executive officers for fiscal year 2020.

3.     Ratification of the appointment of Deloitte & Co. S.A.    Mgmt          For                            For
       as our independent registered public accounting firm
       for the fiscal year ending December 31, 2021.

--------------------------------------------------------------------------------------------------------------------------
 PAGSEGURO DIGITAL, LTD-CIA                                                                  Agenda Number:  935243701
--------------------------------------------------------------------------------------------------------------------------
    Security:  G68707101                                                             Meeting Type:  Annual
      Ticker:  PAGS                                                                  Meeting Date:  29-Jul-2020
        ISIN:  KYG687071012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive and adopt the consolidated financial           Mgmt          For                            For
       statements for the year ended December 31, 2019
       together with the auditor's report, as filed with the
       U.S. Securities and Exchange Commission in the
       Company's annual report on Form 20-F on April 22, 2020

2.1    Re-election of Director: Luis Frias                       Mgmt          For                            For

2.2    Re-election of Director: Maria Judith de Brito            Mgmt          For                            For

2.3    Re-election of Director: Eduardo Alcaro                   Mgmt          For                            For

2.4    Re-election of Director: Noemia Mayumi Fukugauti          Mgmt          For                            For
       Gushiken

2.5    Re-election of Director: Cleveland Prates Teixeira        Mgmt          For                            For

2.6    Re-election of Director: Marcia Nogueira de Mello         Mgmt          For                            For

2.7    Re-election of Director: Ricardo Dutra da Silva           Mgmt          For                            For

3.     To sanction the ratification of a Long-Term Incentive     Mgmt          For                            For
       Plan (the "LTIP Goals") in the form approved by the
       directors and as filed with the U.S. Securities and
       Exchange Commission in the Company's annual report on
       Form 20-F on April 22, 2020, subject to the number of
       Shares granted under the LTIP Goals in any financial
       year not exceeding one percent of the total issued and
       outstanding Shares of the Company in any such year.

4.     To ratify and confirm all actions taken by the            Mgmt          For                            For
       directors and officers of the Company in relation to
       the business of the Company during the financial year
       ended December 31, 2019 and up to the date of the
       Annual General Meeting of the Company.

--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  935243092
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  09-Jul-2020
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal for the Revision of additional requirements      Mgmt          For                            For
       of unblemished reputation for members of the Senior
       Management and Fiscal Council and inclusion of these
       requirements in the Policy for the Nomination of
       Members of the Senior Management and Fiscal Council.

2.     Amendment Proposal to the Bylaws to amend articles 13,    Mgmt          For                            For
       caput, and 43 of the Bylaws, and subsequent
       consolidation of the Bylaws, in accordance with the
       Management Proposal filed on the websites of the
       Brazilian Securities and Exchange Commission ("CVM")
       and the Company.

--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  935248725
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Annual
      Ticker:  PBR                                                                   Meeting Date:  22-Jul-2020
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Assessing the Management's accounts, examining,           Mgmt          Abstain
       discussing and voting on the Management's Report and
       the Company's Financial Statements, with the report
       from the independent auditors and the Fiscal Council
       Report, for the fiscal year ended on December 31,
       2019.

2      Proposal for the Capital Budget for the fiscal year of    Mgmt          Abstain
       2020.

3      Proposal for the Allocation of the Loss/Profit for the    Mgmt          Abstain
       fiscal year of 2019.

4      Proposal to establish eleven (11) members for the         Mgmt          Abstain
       Board of Directors.

5a1    Slate of Candidates nominated by the Controlling          Mgmt          Abstain
       Shareholder: Eduardo Bacellar Leal Ferreira, Roberto
       da Cunha Castello Branco, João Cox Neto, Maria Cláudia
       Mello Guimaraes, Nivio Ziviani, Omar Carneiro da Cunha
       Sobrinho, Ruy Flaks Schneider, Paulo Cesar de Souza e
       Silva

5a2    If one or more of the candidates that compose the         Mgmt          Abstain
       slate shown in 5a1 fails to integrate it, your votes
       will continue to be conferred to the slate.

5a3    In case of adoption of the multiple vote process, you     Mgmt          Abstain
       can vote A) to distribute your votes in among the
       members of Slate A ("For") who have been nominated by
       the controlling shareholder, or B) to distribute your
       votes among the members of Slate B ("Against") who
       have been nominated by the controlling shareholder and
       minority shareholders, or you can Abstain from voting
       on this resolution. See the proxy card document to
       view the full slates of directors.

5b1    Candidates nominated by minority shareholders for the     Mgmt          Abstain
       separate election process: Marcelo Mesquita de
       Siqueira Filho

6      Election of Chairman of the Board of Directors:           Mgmt          Abstain
       Eduardo Bacellar Leal Ferreira

7.     Proposal to establish five (5) members for the Fiscal     Mgmt          Abstain
       Council.

8a1    Slate of Candidates nominated by the controlling          Mgmt          Abstain
       shareholder: Holder: Agnes Maria de Aragão da Costa/
       Substitute: Jairez Elói de Sousa Paulista Holder:
       Sérgio Henrique Lopes de Sousa/ Substitute: Alan
       Sampaio Santos; Holder: José Franco Medeiros de
       Morais/ Substitute: Gildenora Batista Dantas Milhomem

8a2    If one or more of the candidates that compose the         Mgmt          Abstain
       slate fails to integrate it to accommodate the
       separate election, your votes will continue to be
       conferred to the slate.

8b     Candidates appointed by minority shareholders for the     Mgmt          Abstain
       Separate Election: Holder: Marcelo Gasparino da Silva/
       Substitute: Paulo Roberto Evangelista de Lima

9      Establishing the compensation for the members of the      Mgmt          Abstain
       Management, Fiscal Council, and Advisory Committees of
       the Board of Directors.

--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  935301387
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  30-Nov-2020
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amendment Proposal to the Bylaws to amend articles 17,    Mgmt          For                            For
       22, 23, 27, 30, 34, 47 and 57 of the Bylaws, and
       subsequent consolidation of the Bylaws, in accordance
       with the Management Proposal filed on the websites of
       the Brazilian Securities and Exchange Commission
       ("CVM") and the Company.

--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  935379671
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  12-Apr-2021
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Removal of Mr. Roberto da Cunha Castello Branco from      Mgmt          No vote
       the position of member of the Board of Directors of
       Petrobras, which, once effective, pursuant to the
       provisions of paragraph 3 of art. 141 of the Brazilian
       Corporation Law, will result in the removal of the
       other seven (7) members of the Board of Directors of
       Petrobras elected by the multiple vote process in the
       Annual General Meeting of July 22, 2020.

2a     Do you wish to request the adoption of the multiple       Mgmt          No vote
       vote process for the election of the board of
       directors, pursuant to art. 141 of Law 6,404 of 1976?.

2b     Election of the board of directors by single group of     Mgmt          No vote
       candidates - Candidates nominated by the controlling
       shareholder: Eduardo Bacellar Leal Ferreira, Joaquim
       Silva e Luna, Ruy Flaks Schneider, Márcio Andrade
       Weber, Murilo Marroquim de Souza, Sonia Julia Sulzbeck
       Villalobos, Cynthia Santana Silveira, Ana Silvia Corso
       Matte.

2c     If one of the candidates that compose the chosen group    Mgmt          No vote
       fails to integrate it, can the votes corresponding to
       their shares continue to be conferred on the chosen
       group? [If the shareholder chooses "Against" or
       "Abstain" and the slate has been changed, his vote
       will be counted as an abstention in the respective
       meeting resolution].

2da    Election of Director: Eduardo Bacellar Leal Ferreira      Mgmt          No vote

2db    Election of Director: Joaquim Silva e Luna                Mgmt          No vote

2dc    Election of Director: Ruy Flaks Schneider                 Mgmt          No vote

2dd    Election of Director: Márcio Andrade Weber                Mgmt          No vote

2de    Election of Director: Murilo Marroquim de Souza           Mgmt          No vote

2df    Election of Director: Sonia Julia Sulzbeck Villalobos     Mgmt          No vote

2dg    Election of Director: Cynthia Santana Silveira            Mgmt          No vote

2dh    Election of Director: Ana Silvia Corso Matte              Mgmt          No vote

2di    Election of Director: Leonardo Pietro Antonelli           Mgmt          No vote
       (indicated by minority shareholders)

2dj    Election of Director: Marcelo Gasparino da Silva          Mgmt          No vote
       (indicated by minority shareholders)

2dk    Election of Director: Pedro Rodrigues Galvão de           Mgmt          No vote
       Medeiros (indicated by minority shareholders)

2e     Election of the Chairman of the Board of Directors:       Mgmt          No vote
       Eduardo Bacellar Leal Ferreira

--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  935381905
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Annual
      Ticker:  PBR                                                                   Meeting Date:  14-Apr-2021
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Assessing the Management's accounts, examining,           Mgmt          For                            For
       discussing and voting on the Management's Report and
       the Company's Financial Statements, with the report
       from the independent auditors and the Fiscal Council
       Report, for the fiscal year ended on December 31,
       2020.

2.     Proposal for the allocation of the Loss/Profit for the    Mgmt          For                            For
       fiscal year of 2020.

3A.    Election of members of the Fiscal Council: Candidates     Mgmt          For                            For
       nominated by the controlling shareholder: Main: Agnes
       Maria de Aragão da Costa; Alternate: Jairez Elói de
       Sousa Paulista; Main: Sergio Henrique Lopes de Sousa;
       Alternate: Alan Sampaio Santos; Main: José Franco
       Medeiros de Morais; Alternate: Gildenora Batista
       Dantas Milhomem

3B.    If one of the candidates that compose the ticket fails    Mgmt          For                            For
       to integrate it to accommodate the separate election
       dealt with by arts. 161, Section 4, and 240 of Law No.
       6,404 of 1976, can the votes corresponding to their
       shares continue to be conferred on the chosen ticket?

3D.    Separate election of members of the Fiscal Council by     Mgmt          For                            For
       holders of common shares: Main: Patricia Valente
       Stierli; Alternate: Robert Juenemann

4.     Establishing the compensation for the members of the      Mgmt          For                            For
       Management, Fiscal Council and Advisory Committees of
       the Board of Directors.

5.     In the event of a second call of this General Meeting,    Mgmt          For                            For
       the voting instructions included in this ballot form
       be considered also for the second call of Meeting.

6      Proposal for the merger of Companhia de                   Mgmt          For                            For
       Desenvolvimento e Modernização de Plantas Industriais
       S.A. (CDMPI) by Petróleo Brasileiro S.A. - Petrobras
       to: 6a. To ratify the contracting of MOREIRA
       ASSOCIADOS AUDITORES INDEPENDENTES (MOREIRA
       ASSOCIADOS) by Petrobras for the preparation of the
       Appraisal Report, at book value, of CDMPI's
       shareholders' equity, pursuant to paragraph 1 of
       article 227 of Law 6404, of December 15, 1976. ..Due
       to space limits, see proxy material for full proposal.

7.     In the event of a second call of this General Meeting,    Mgmt          For                            For
       the voting instructions included in this ballot form
       be considered also for the second call of Meeting.

--------------------------------------------------------------------------------------------------------------------------
 SENDAS DISTRIBUIDORA S.A.                                                                   Agenda Number:  935394572
--------------------------------------------------------------------------------------------------------------------------
    Security:  81689T104                                                             Meeting Type:  Annual
      Ticker:  ASAI                                                                  Meeting Date:  28-Apr-2021
        ISIN:  US81689T1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1.    Review of the management's accounts, as well as           Mgmt          For                            For
       examination, discussion and voting of the Company's
       management report and financial statements for the
       fiscal year ended December 31, 2020.

A2.    Proposal for allocation of the net profit for the         Mgmt          For                            For
       fiscal year ended December 31, 2020, as detailed in
       the Management Proposal, in the following terms: (i)
       R$ 5.245.374,62 to the Legal Reserve; (ii) R$
       394.944.343,74 as minimum mandatory dividends, from
       which this amount, was already paid as interest on
       equity the gross amount of R$ 310,000,000.00 (which R$
       263,500,000.00 is the net amount already paid to the
       shareholders); and (iii) R$998.833.031,22 to the
       Expansion Reserve account.

A3.    Rectification of the annual global compensation for       Mgmt          For                            For
       the members of Company's management and Company's
       fiscal council, in case the Shareholders request its
       installation for the year 2021, in the terms of the
       Management Proposal, to up to R$92,332,869.71,being up
       to R$ 48,665,892.15 to the Board of Officers, up to
       R$43,126,977.55 to the Board of Directors and up to
       R$540,000.00 to the Fiscal Council.

E1.    Proposal of amendment of the Company's By-laws,           Mgmt          For                            For
       pursuant to the Management Proposal, to reflect the
       granting of contracts of indemnity, which is an
       important instrument of attraction and retention of
       executives, upon prior approval of the Company's Board
       of Directors.

E2.    Proposal to exclude Article 45 of the Company's           Mgmt          For                            For
       Bylaws, as proposed by the Management, so that this
       article provided that the effectiveness of certain
       clauses were subject to the beginning of the term of
       the Novo Mercado Participation Agreement. As this
       contract is already in effect, the clause has lost the
       object.

E3.    Proposal for consolidation of the Company's Bylaws,       Mgmt          For                            For
       subject to the approval of the resolutions of the
       previous items.

E4.    Approval for the evaluation report of the spun-off        Mgmt          For                            For
       portion of Companhia Brasileira de Distribuição
       approved by the shareholders initem 4.7 of the
       Extraordinary General Meeting held on 12/31/20 ("EGM
       of the Spin-off") which should have been included in
       its Attachment 4.7(ii) but which was not included in
       the version filed with the Board of Trade of the State
       of Rio de Janeiro ("JUCERJA"),to be included as an
       attachment to ..Due to space limits, see proxy
       material for full proposal.

--------------------------------------------------------------------------------------------------------------------------
 TELADOC HEALTH, INC.                                                                        Agenda Number:  935274794
--------------------------------------------------------------------------------------------------------------------------
    Security:  87918A105                                                             Meeting Type:  Special
      Ticker:  TDOC                                                                  Meeting Date:  29-Oct-2020
        ISIN:  US87918A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of Share Issuance. To approve the issuance of    Mgmt          For                            For
       shares of Teladoc Health, Inc. ("Teladoc") common
       stock to the shareholders of Livongo Health, Inc.
       ("Livongo") pursuant to the Agreement and Plan of
       Merger, dated as of August 5, 2020, by and among
       Teladoc, Livongo, and Tempranillo Merger Sub, Inc., a
       wholly-owned subsidiary of Teladoc (the "Teladoc share
       issuance proposal").

2.     Adoption of Charter Amendment. To adopt an amendment      Mgmt          For                            For
       to the certificate of incorporation of Teladoc (the
       "Teladoc charter amendment proposal")

3.     Adjournment of Teladoc Shareholder Meeting. To approve    Mgmt          For                            For
       the adjournment of the Teladoc shareholder meeting to
       solicit additional proxies if there are not sufficient
       votes at the time of the Teladoc shareholder meeting
       to approve the Teladoc share issuance proposal and the
       Teladoc charter amendment proposal or to ensure that
       any supplement or amendment to the accompanying joint
       proxy statement/prospectus is timely provided to
       Teladoc shareholders.

--------------------------------------------------------------------------------------------------------------------------
 VALE S.A.                                                                                   Agenda Number:  935337089
--------------------------------------------------------------------------------------------------------------------------
    Security:  91912E105                                                             Meeting Type:  Special
      Ticker:  VALE                                                                  Meeting Date:  12-Mar-2021
        ISIN:  US91912E1055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amendments of wording: 1a. Amendment to the wording in    Mgmt          For                            For
       Article 1, head paragraph, to include the definition
       of Vale as "Company" and consequent amendment in
       subsequent provisions (Article 2, head paragraph;
       Article 3; Article 4; Article 5, paragraph 6; Article
       6, head paragraph and paragraph 3; Article 7, IV to
       VI; Article 8, paragraph 2; Article 9, head paragraph;
       Article 10, head paragraph; Article 11, paragraphs 2
       and 12; Article 12, Sole Paragraph; Article 14, I, V
       to IX,XI, XIII, ...(due to space limits, see proxy
       statement for full proposal).

2.     Change in the positions of alternate member and new       Mgmt          For                            For
       rule for replacing directors: 2a. Elimination of the
       position of alternate member of the Board of
       Directors, except for the member and his or her
       alternate elected, in a separate vote, by the
       employees, according to the Management Proposal
       (Article 9, paragraph 1, Article 11, paragraph 2, and
       new, paragraphs 8, 9, and 12 of Article 11). 2b. New
       rule for replacement of Directors in the event of
       impediment/temporary absence or vacancy, ...(due to
       space limits, see proxy statement for full proposal).

3.     Bringing flexibility in terms of the number of members    Mgmt          For                            For
       of the Board of Directors, which may be comprised of
       at least 11 and at most 13 members, according to the
       Management Proposal (head paragraph of Article 11).

4.     Amendments of items referring to the independence         Mgmt          For                            For
       structure: 4a. Increasing the minimum number of
       independent members of the Board of Directors,
       according to the Management Proposal (Article 11,
       paragraph 3). 4b. According to the Management
       Proposal, including a new provision to define the
       concept of independent directors, in line with the
       best international practices in the market (new
       paragraph 4 of Article 11).

5.     Provisions for the Chairman and Vice-Chairman: 5a.        Mgmt          For                            For
       Provision that the Chairman and Vice-Chairman of the
       Board of Directors be individually elected by the
       Shareholders' Meeting. 5b. Consolidation of former
       paragraphs 5 and 6 of Article 11 into the new
       paragraph 8 of Article 11 to address cases of vacancy
       of the positions of Chairman and Vice-Chairman of the
       Board. 5c. Provision that the Board of Directors shall
       be represented externally by its Chairman or by a
       director appointed by the latter (new paragraph 7 of
       Article 11).

6.     Inclusion of the appointment, by the elected              Mgmt          For                            For
       independent members, of a lead independent member, and
       provision of the respective duties, according to the
       Management Proposal (new paragraph 6 of Article 11).

7.     Inclusion of the procedure for submission of a voting     Mgmt          For                            For
       list, individually, by candidate, for the election of
       members of the Board of Directors, according to the
       Management Proposal (new paragraph 10, items I, II,
       III, IV and VII, of Article 11).

8.     Provision that, for the election of members of the        Mgmt          For                            For
       Board of Directors, those candidates who receive the
       highest number of votes in favor are considered
       elected, and those candidates who have more votes
       against than in favor are excluded, subject to the
       number of vacancies to be filled, according to the
       Management Proposal (new paragraph 10, items V and VI,
       of Article 11).

9.     Renumbering and adjustment to the wording in new          Mgmt          For                            For
       paragraphs 11 and 12 of Article 11, according to the
       Management Proposal.

10.    Amendment to the head paragraph of Article 12 to          Mgmt          For                            For
       reduce the number of ordinary meetings and amend the
       minimum number of members to call a meeting of the
       Board of Directors, according to the Management
       Proposal.

11.    Amendments on the responsibilities of the Board of        Mgmt          For                            For
       Directors and the Executive Board: 11a. Inclusion in
       Article 14, item VI, of the safety of people as a
       factor to be considered when establishing the purpose,
       guidelines and strategic plan of the Company,
       according to the Management Proposal. 11b. Inclusion
       to expressly state practices already adopted by
       Management, for approval of the Company's purposes,
       according to the Management Proposal (Article 14, item
       VII and Article 29, IV). ...(due to space limits, see
       proxy statement for full proposal).

12.    Provisions about the Committees and the committees'       Mgmt          For                            For
       coordinators coordinators: 12a. Amendment in Article
       15, head paragraph, of the number of permanent
       advisory committees, inclusion of the Compensation
       scope for the Personnel and Governance Committee and
       inclusion of the Nomination and Innovation Committees,
       according to the Management Proposal. 12b. According
       to the Management Proposal, inclusion in Article 15,
       paragraph 3, to regulate how to choose the advisory
       committees' coordinators.

13.    Amendment of Article 23, paragraph 3, to increase the     Mgmt          For                            For
       term of office of the members of the Executive Board,
       according to the Management Proposal.

14.    Restatement of the By-Laws to reflect the changes         Mgmt          For                            For
       approved at the Shareholders' Meeting.

--------------------------------------------------------------------------------------------------------------------------
 VALE S.A.                                                                                   Agenda Number:  935403472
--------------------------------------------------------------------------------------------------------------------------
    Security:  91912E105                                                             Meeting Type:  Annual
      Ticker:  VALE                                                                  Meeting Date:  30-Apr-2021
        ISIN:  US91912E1055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolution 1                                              Mgmt          No vote

2      Resolution 2                                              Mgmt          No vote

3      Resolution 3                                              Mgmt          No vote

4      Resolution 4                                              Mgmt          No vote

5A     Election of Director: José Luciano Duarte Penido (Vale    Mgmt          No vote
       Nominee). (You may only vote "FOR" in up to 12 of the
       16 Directors in proposals 5A-5P. Your vote will be
       deemed invalid for proposal 5A-5P if you vote in favor
       of more than 12 directors)

5B     Election of Director: Fernando Jorge Buso Gomes (Vale     Mgmt          No vote
       Nominee). (You may only vote "FOR" in up to 12 of the
       16 Directors in proposals 5A-5P. Your vote will be
       deemed invalid for proposal 5A-5P if you vote in favor
       of more than 12 directors)

5C     Election of Director: Clinton James Dines (Vale           Mgmt          No vote
       Nominee). (You may only vote "FOR" in up to 12 of the
       16 Directors in proposals 5A-5P. Your vote will be
       deemed invalid for proposal 5A-5P if you vote in favor
       of more than 12 directors)

5D     Election of Director: Eduardo de Oliveira Rodrigues       Mgmt          No vote
       Filho (Vale Nominee). (You may only vote "FOR" in up
       to 12 of the 16 Directors in proposals 5A-5P. Your
       vote will be deemed invalid for proposal 5A-5P if you
       vote in favor of more than 12 directors)

5E     Election of Director: Elaine Dorward-King (Vale           Mgmt          No vote
       Nominee). (You may only vote "FOR" in up to 12 of the
       16 Directors in proposals 5A-5P. Your vote will be
       deemed invalid for proposal 5A-5P if you vote in favor
       of more than 12 directors)

5F     Election of Director: José Maurício Pereira Coelho        Mgmt          No vote
       (Vale Nominee). (You may only vote "FOR" in up to 12
       of the 16 Directors in proposals 5A-5P. Your vote will
       be deemed invalid for proposal 5A-5P if you vote in
       favor of more than 12 directors)

5G     Election of Director: Ken Yasuhara (Vale Nominee).        Mgmt          No vote
       (You may only vote "FOR" in up to 12 of the 16
       Directors in proposals 5A-5P. Your vote will be deemed
       invalid for proposal 5A 5P. Your vote will be deemed
       invalid for proposal 5A-5P if you vote in favor of
       more than 12 directors)

5H     Election of Director: Manuel Lino Silva de Sousa          Mgmt          No vote
       Oliveira (Ollie Oliveira) (Vale Nominee). (You may
       only vote "FOR" in up to 12 of the 16 Directors in
       proposals 5A-5P. Your vote will be deemed invalid for
       proposal 5A-5P if you vote in favor of more than 12
       directors)

5I     Election of Director: Maria Fernanda dos Santos           Mgmt          No vote
       Teixeira (Vale Nominee). (You may only vote "FOR" in
       up to 12 of the 16 Directors in proposals 5A-5P. Your
       vote will be deemed invalid for proposal 5A-5P if you
       vote in favor of more than 12 directors)

5J     Election of Director: Murilo Cesar Lemos dos Santos       Mgmt          No vote
       Passos (Vale Nominee). (You may only vote "FOR" in up
       to 12 of the 16 Directors in proposals 5A-5P. Your
       vote will be deemed invalid for proposal 5A-5P if you
       vote in favor of more than 12 directors)

5K     Election of Director: Roger Allan Downey (Vale            Mgmt          No vote
       Nominee). (You may only vote "FOR" in up to 12 of the
       16 Directors in proposals 5A-5P. Your vote will be
       deemed invalid for proposal 5A-5P if you vote in favor
       of more than 12 directors)

5L     Election of Director: Sandra Maria Guerra de Azevedo      Mgmt          No vote
       (Vale Nominee). (You may only vote "FOR" in up to 12
       of the 16 Directors in proposals 5A-5P. Your vote will
       be deemed invalid for proposal 5A-5P if you vote in
       favor of more than 12 directors)

5M     Election of Director: Marcelo Gasparino da Silva          Mgmt          No vote
       (Other Nominee). (You may only vote "FOR" in up to 12
       of the 16 Directors in proposals 5A-5P. Your vote will
       be deemed invalid for proposal 5A-5P if you vote in
       favor of more than 12 directors)

5N     Election of Director: Mauro Gentile Rodrigues Cunha       Mgmt          No vote
       (Other Nominee). (You may only vote "FOR" in up to 12
       of the 16 Directors in proposals 5A-5P. Your vote will
       be deemed invalid for proposal 5A-5P if you vote in
       favor of more than 12 directors)

5O     Election of Director: Rachel de Oliveira Maia (Other      Mgmt          No vote
       Nominee). (You may only vote "FOR" in up to 12 of the
       16 Directors in proposals 5A-5P. Your vote will be
       deemed invalid for proposal 5A-5P if you vote in favor
       of more than 12 directors)

5P     Election of Director: Roberto da Cunha Castello Branco    Mgmt          No vote
       (Other Nominee). (You may only vote "FOR" in up to 12
       of the 16 Directors in proposals 5A-5P. Your vote will
       be deemed invalid for proposal 5A-5P if you vote in
       favor of more than 12 directors)

6      Resolution 6. (You may only vote "FOR" proposal 6 or      Mgmt          No vote
       you may vote in 7A-7P.  Your vote for these proposals
       will be deemed invalid if you vote in favor of both
       groups)

7A     Election of Director: José Luciano Duarte Penido (Vale    Mgmt          No vote
       Nominee). (You may only vote "FOR" proposal 6 or you
       may vote in 7A-7P.  Your vote for these proposals will
       be deemed invalid if you vote in favor of both groups)

7B     Election of Director: Fernando Jorge Buso Gomes (Vale     Mgmt          No vote
       Nominee). (You may only vote "FOR" proposal 6 or you
       may vote in 7A-7P. Your vote for these proposals will
       be deemed invalid if you vote in favor of both groups)

7C     Election of Director: Clinton James Dines (Vale           Mgmt          No vote
       Nominee). (You may only vote "FOR" proposal 6 or you
       may vote in 7A-7P.  Your vote for these proposals will
       be deemed invalid if you vote in favor of both groups)

7D     Election of Director: Eduardo de Oliveira Rodrigues       Mgmt          No vote
       Filho (Vale Nominee). (You may only vote "FOR"
       proposal 6 or you may vote in 7A-7P.  Your vote for
       these proposals will be deemed invalid if you vote in
       favor of both groups)

7E     Election of Director: Elaine Dorward-King (Vale           Mgmt          No vote
       Nominee). (You may only vote "FOR" proposal 6 or you
       may vote in 7A-7P.  Your vote for these proposals will
       be deemed invalid if you vote in favor of both groups)

7F     Election of Director: José Maurício Pereira Coelho        Mgmt          No vote
       (Vale Nominee). (You may only vote "FOR" proposal 6 or
       you may vote in 7A-7P.  Your vote for these proposals
       will be deemed invalid if you vote in favor of both
       groups)

7G     Election of Director: Ken Yasuhara (Vale Nominee).        Mgmt          No vote
       (You may only vote "FOR" proposal 6 or you may vote in
       7A-7P.  Your vote for these proposals will be deemed
       invalid if you vote in favor of both groups)

7H     Election of Director: Manuel Lino Silva de Sousa          Mgmt          No vote
       Oliveira (Ollie Oliveira) (Vale Nominee). (You may
       only vote "FOR" proposal 6 or you may vote in 7A-7P.
       Your vote for these proposals will be deemed invalid
       if you vote in favor of both groups)

7I     Election of Director: Maria Fernanda dos Santos           Mgmt          No vote
       Teixeira (Vale Nominee). (You may only vote "FOR"
       proposal 6 or you may vote in 7A-7P.  Your vote for
       these proposals will be deemed invalid if you vote in
       favor of both groups)

7J     Election of Director: Murilo Cesar Lemos dos Santos       Mgmt          No vote
       Passos (Vale Nominee). (You may only vote "FOR"
       proposal 6 or you may vote in 7A-7P.  Your vote for
       these proposals will be deemed invalid if you vote in
       favor of both groups)

7K     Election of Director: Roger Allan Downey (Vale            Mgmt          No vote
       Nominee). (You may only vote "FOR" proposal 6 or you
       may vote in 7A-7P.  Your vote for these proposals will
       be deemed invalid if you vote in favor of both groups)

7L     Election of Director: Sandra Maria Guerra de Azevedo      Mgmt          No vote
       (Vale Nominee). (You may only vote "FOR" proposal 6 or
       you may vote in 7A-7P.  Your vote for these proposals
       will be deemed invalid if you vote in favor of both
       groups)

7M     Election of Director: Marcelo Gasparino da Silva          Mgmt          No vote
       (Other Nominee). (You may only vote "FOR" proposal 6
       or you may vote in 7A-7P.  Your vote for these
       proposals will be deemed invalid if you vote in favor
       of both groups)

7N     Election of Director: Mauro Gentile Rodrigues Cunha       Mgmt          No vote
       (Other Nominee). (You may only vote "FOR" proposal 6
       or you may vote in 7A-7P.  Your vote for these
       proposals will be deemed invalid if you vote in favor
       of both groups)

7O     Election of Director: Rachel de Oliveira Maia (Other      Mgmt          No vote
       Nominee). (You may only vote "FOR" proposal 6 or you
       may vote in 7A-7P. Your vote for these proposals will
       be deemed invalid if you vote in favor of both groups)

7P     Election of Director: Roberto da Cunha Castello Branco    Mgmt          No vote
       (Other Nominee). (You may only vote "FOR" proposal 6
       or you may vote in 7A-7P.  Your vote for these
       proposals will be deemed invalid if you vote in favor
       of both groups)

8      Election of Chairman of the Board of Director: José       Mgmt          No vote
       Luciano Penido (An ADS holder may only vote "FOR" in
       Resolution 8 or Resolution 9)

9      Election of Chairman of the Board of Director: Roberto    Mgmt          No vote
       Castello Branco (An ADS holder may only vote "FOR" in
       Resolution 8 or Resolution 9)

10     Election of Vice-Chairman of the Board: Fernando Jorge    Mgmt          No vote
       Buso Gomes (An ADS holder may only vote "FOR" in
       Resolution 10 or Resolution 11)

11     Election of Vice-Chairman of the Board: Mauro Gentile     Mgmt          No vote
       Rodrigues Cunha (An ADS holder may only vote "FOR" in
       Resolution 10 or Resolution 11)

12A    Election of the Fiscal Council by Candidate: Cristina     Mgmt          No vote
       Fontes Doherty / Nelson de Menezes Filho

12B    Election of the Fiscal Council by Candidate: Marcus       Mgmt          No vote
       Vinícius Dias Severini / Vera Elias

12C    Election of the Fiscal Council by Candidate: Marcelo      Mgmt          No vote
       Moraes/Vacant

12D    Election of the Fiscal Council by Candidate: Raphael      Mgmt          No vote
       Manhães Martins / Adriana de Andrade Solé

13     Resolution 13                                             Mgmt          No vote

E1     Resolution 1                                              Mgmt          No vote

E2     Resolution 2                                              Mgmt          No vote

E3     Resolution 3                                              Mgmt          No vote

E4     Resolution 4                                              Mgmt          No vote

E5     Resolution 5                                              Mgmt          No vote

E6     Resolution 6                                              Mgmt          No vote

E7     Resolution 7                                              Mgmt          No vote

E8     Resolution 8                                              Mgmt          No vote

E9     Resolution 9                                              Mgmt          No vote

--------------------------------------------------------------------------------------------------------------------------
 YPF SOCIEDAD ANONIMA                                                                        Agenda Number:  935411948
--------------------------------------------------------------------------------------------------------------------------
    Security:  984245100                                                             Meeting Type:  Annual
      Ticker:  YPF                                                                   Meeting Date:  30-Apr-2021
        ISIN:  US9842451000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Remote holding of the Shareholders' Meeting in            Mgmt          For                            For
       accordance with the provisions of General Resolution
       No. 830/2020 of the National Securities Commission.

2.     Appointment of two Shareholders to sign the minutes of    Mgmt          Abstain
       the Meeting.

3.     Consideration of the Annual Report, Informative           Mgmt          For                            For
       Overview, ..Due to space limits, see proxy material
       for full proposal

4.     Consideration of accumulated results as of December       Mgmt          For                            For
       31, 2020. Absorption of losses.

5.     Determination of remuneration for the Independent         Mgmt          For                            For
       Auditor for the fiscal year ended as of December 31,
       2020.

6.     Appointment of the Independent Auditor who will report    Mgmt          For                            For
       on the ..Due to space limits, see proxy material for
       full proposal

7.     Consideration of the performance of the Board of          Mgmt          Abstain
       Directors and the Supervisory Committee during the
       fiscal year ended December 31, 2020.

8.     Consideration of the Remuneration of the Board of         Mgmt          For                            For
       Directors ..Due to space limits, see proxy material
       for full proposal

9.     Remuneration of the Supervisory Committee for the         Mgmt          For                            For
       fiscal year ended December 31, 2020.

10.    Determination of the number of regular and alternate      Mgmt          For                            For
       members of the Supervisory Committee.

12.    Appointment of the regular and alternate members of       Mgmt          Abstain
       the Supervisory Committee for the Class D shares.

13.    Determination of the number of regular and alternate      Mgmt          For                            For
       members of the Board of Directors.

15.    Appointment of regular and alternate Directors for        Mgmt          For                            For
       Class D shares and determination of their tenure.

16.    Determination of advance compensation to be received      Mgmt          For                            For
       by the ..Due to space limits, see proxy material for
       full proposal

17.    Reform of Sections 20 and 24 of the Company's bylaws.     Mgmt          For                            For

18.    Consideration of the merger by absorption by YPF S.A,     Mgmt          For                            For
       acting as ..Due to space limits, see proxy material
       for full proposal

19.    Consideration of the Special Merger Balance Sheets of     Mgmt          For                            For
       YPF S.A. ..Due to space limits, see proxy material for
       full proposal

20.    Consideration of the Preliminary Merger Agreement and     Mgmt          For                            For
       the Merger Prospectus.

21.    Authorization to sign the Definitive Merger Agreement     Mgmt          For                            For
       on behalf and in representation of the Company.

22.    Compliance with the order of the National Commercial      Mgmt          For                            For
       Court of ..Due to space limits, see proxy material for
       full proposal

23.    Consideration of the proposed formula adjustment for      Mgmt          For                            For
       endowment of funds to the YPF Foundation.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust

(Registrant)

By	/s/ Karen Shupe
Name:	Karen Shupe
Title:	Principal Executive Officer

Date: August 20, 2021